Revenues (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Revenues Details Abstract
Trade receivables	$ 515	$ 1,174
Contract assets	26
Contract liabilities	$ 917	$ 766